Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.002 per share, reserved for issuance pursuant to the XConn Plan
Amount Registered | shares	452,553
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 3,167,871.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 437.49
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of Marvell Technology, Inc., a Delaware corporation (the "Company" or the "Registrant"), common stock, par value $0.002 per share (the "Common Stock"), that become issuable under the XConn Technologies Holdings, Ltd. 2021 Equity Incentive Plan (the "XConn Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of common stock. (2) Pursuant to the Agreement and Plan of Reorganization, dated January 5, 2026 (the "Merger Agreement") by and among the Registrant, XConn Technologies Holdings, Ltd. (the "XConn") and certain other parties, the Registrant assumed (x) 452,553 shares of Common Stock issuable pursuant to certain stock option awards granted under the XConn Plan and (y) 49,174 shares of Common Stock available for issuance under the XConn Plan. (3) The price per share was calculated in accordance with Securities Act Rule 457(h) for purposes of calculating the registration fee. The maximum aggregate offering price was computed by multiplying 452,553 shares by the weighted average exercise price of the options ($7.00 per share).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.002 per share, reserved for issuance pursuant to the XConn Plan
Amount Registered | shares	49,174
Proposed Maximum Offering Price per Unit	72.74
Maximum Aggregate Offering Price	$ 3,576,916.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 493.98
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of Registrant common stock, par value $0.002 per share, that become issuable under the XConn Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of common stock. (2) Pursuant to the Merger Agreement by and among the Registrant, XConn, and certain other parties, the Registrant assumed (x) 452,553 shares of Common Stock issuable pursuant to certain stock option awards granted under the XConn Plan and (y) 49,174 shares of Common Stock available for issuance under the XConn Plan. (4) The price per share was calculated in accordance with Securities Act Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the registrant's shares of common stock as reported by The Nasdaq Global Select Market on February 5, 2026.